Share-based payments - Summary of Employee Related Share Based Compensation Expense (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ 7,965	€ 8,691	€ 16,269	€ 9,419
Research And Development Expense [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	4,676	4,843	9,574	5,284
General And Administrative Expense [Member]
Disclosure Of Detailed Information About Share Based Compensation Expense [Line Items]
Share-based compensation expense	€ 3,289	€ 3,848	€ 6,695	€ 4,135